Segmental analysis - Operating profit/(loss) before tax (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Segmental analysis
Net interest income	£ 6,120	£ 5,408
Net fees and commissions	1,240	1,219
Total income	7,985	7,134
Depreciation and amortisation	(557)	(508)
Impairment losses	(382)	(48)
Operating profit before tax	3,585	3,029
Operating segment
Segmental analysis
Net interest income	6,120	5,408
Net fees and commissions	1,240	1,219
Other non-interest income	625	507
Total income	7,985	7,134
Depreciation and amortisation	(557)	(508)
Other operating expenses	(3,461)	(3,549)
Impairment losses	(382)	(48)
Operating profit before tax	3,585	3,029
Retail Banking
Segmental analysis
Net fees and commissions	213	211
Retail Banking | Operating segment
Segmental analysis
Net interest income	2,922	2,475
Net fees and commissions	213	211
Other non-interest income	(1)	4
Total income	3,134	2,690
Depreciation and amortisation		(1)
Other operating expenses	(1,423)	(1,469)
Impairment losses	(226)	(122)
Operating profit before tax	1,485	1,098
Commercial & Institutional
Segmental analysis
Net fees and commissions	865	866
Commercial & Institutional | Operating segment
Segmental analysis
Net interest income	2,955	2,543
Net fees and commissions	865	866
Other non-interest income	469	391
Total income	4,289	3,800
Depreciation and amortisation	(71)	(76)
Other operating expenses	(2,080)	(2,074)
Impairment losses	(154)	57
Operating profit before tax	1,984	1,707
Central items & other
Segmental analysis
Net fees and commissions	3
Central items & other | Operating segment
Segmental analysis
Net interest income	(120)	105
Net fees and commissions	3
Other non-interest income	140	95
Total income	23	200
Depreciation and amortisation	(486)	(431)
Other operating expenses	401	350
Impairment losses	(1)	6
Operating profit before tax	(63)	125
Private Banking & Wealth Management
Segmental analysis
Net fees and commissions	159	142
Private Banking & Wealth Management | Operating segment
Segmental analysis
Net interest income	363	285
Net fees and commissions	159	142
Other non-interest income	17	17
Total income	539	444
Other operating expenses	(359)	(356)
Impairment losses	(1)	11
Operating profit before tax	£ 179	£ 99